First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 76.4%
	Application Software – 7.0%
$544,046	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	$538,269
925,677	Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	07/30/27	924,094
1,981,487	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	1,943,403
332,976	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 2 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/13/24	329,922
599,940	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 6 Mo. LIBOR + 3.50%, 0.00% Floor	4.57%	09/13/24	582,596
428,929	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/15/25	423,211
726,517	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	11/30/24	690,307
269,161	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.52%	04/26/24	262,768
1,346,075	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	1,305,693
1,569,936	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/24	1,544,127
395,769	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/03/23	388,459
69,523	Ultimate Software Group, Inc., June 2020 Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/03/26	69,497
324,666	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.42%	02/28/27	317,767
				9,320,113
	Auto Parts & Equipment – 0.3%
1,122,505	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	435,319
	Broadcasting – 3.1%
383,137	Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 1.00% Floor	4.82%	03/31/26	363,708
84,104	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	11/17/24	79,373
183,823	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	178,309
1,370,815	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/29/26	1,280,190
2,380,680	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.92%	09/19/26	2,313,735
				4,215,315
	Building Products – 1.4%
1,951,666	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/31/27	1,881,894
	Cable & Satellite – 1.4%
1,537,585	Cablevision (aka CSC Holdings, LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.42%	01/15/26	1,481,848
406,920	Cablevision (aka CSC Holdings, LLC), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.67%	04/15/27	392,848
				1,874,696

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming – 4.8%
$109,659	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	2.02%	10/19/24	$106,585
150,230	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.69%	06/19/25	144,550
75,115	Caesars Resort Collection, LLC, Term B-1 Loans, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.77%	06/19/25	72,275
2,898,993	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	12/22/24	2,662,725
1,317,428	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	1,217,185
1,093,994	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	912,643
132,427	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	08/14/24	120,319
1,728	Scientific Games International, Inc., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	08/14/24	1,569
541,328	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor	3.61%	08/14/24	491,834
469,168	Station Casinos, Inc (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	2.50%	01/31/27	432,024
265,122	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/10/26	244,509
				6,406,218
	Coal & Consumable Fuels – 0.1%
246,843	Peabody Energy, Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/31/25	127,124
	Communications Equipment – 0.4%
525,565	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	04/06/26	513,739
	Construction & Engineering – 0.0%
52,724	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/24/26	52,205
	Data Processing & Outsourced Services – 0.1%
141,068	Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	06/24/27	140,010
	Electric Utilities – 0.4%
558,250	PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/18/25	551,445
	Environmental & Facilities Services – 0.8%
1,049,817	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	1,029,482
	Food Distributors – 0.2%
255,229	US Foods, Inc., Incremental B-2019 Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.07%	08/31/26	239,916
	Health Care Facilities – 0.3%
114,853	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	02/16/23	112,843
142,454	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.44%	07/02/25	139,961

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities (Continued)
$164,960	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.68%	03/06/25	$159,668
				412,472
	Health Care Services – 9.6%
192,376	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	187,193
678,437	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	669,394
1,196,047	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	951,133
602,510	athenahealth, Inc (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.82%	02/15/26	593,472
3,541,713	CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	3,479,733
1,601,706	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	1,533,633
2,447,695	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	10/10/25	1,604,881
1,159,728	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	1,092,684
1,151,046	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	909,326
822,901	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.19%	06/28/26	804,089
1,010,648	Verscend Technologies, Inc, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.66%	08/27/25	1,004,969
				12,830,507
	Health Care Technology – 0.7%
650,000	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	635,011
643	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	07/25/26	631
254,728	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.76%	07/25/26	250,059
				885,701
	Household Appliances – 0.3%
421,664	Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	394,256
	Human Resource & Employment Services – 0.7%
932,456	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/01/24	907,280
	Industrial Machinery – 0.2%
294,840	Thyssenkrupp Elevator (Vertical U.S. Newco Inc.), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.40%	07/31/27	290,541
	Insurance Brokers – 10.5%
3,620,670	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	05/09/25	3,487,610
3,973,617	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	3,916,278
721,431	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	02/15/27	698,770

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$878,904	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	01/31/27	$850,339
288,406	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	288,510
10,359	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	04/25/25	10,047
4,050,545	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.26%	04/25/25	3,928,462
133,837	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/23/27	132,834
860,648	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.31%	05/15/24	830,706
				14,143,556
	Integrated Telecommunication Services – 3.0%
2,053,600	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	03/15/27	1,974,598
270,442	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.17%	08/14/26	263,971
1,896,418	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	02/28/27	1,839,525
				4,078,094
	Interactive Home Entertainment – 0.4%
529,107	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	11/30/24	533,075
	Investment Banking & Brokerage – 0.2%
290,603	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/27/26	286,848
	Leisure Facilities – 1.2%
1,850,485	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	09/18/24	1,582,165
	Managed Health Care – 3.5%
3,568,760	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	3,510,018
1,159,987	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/02/24	1,130,118
				4,640,136
	Metal & Glass Containers – 1.1%
1,582,559	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.19%	07/01/26	1,532,281
	Movies & Entertainment – 1.5%
2,313,894	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/05/25	1,456,064
74,169	Live Nation Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.94%	10/17/26	68,545
517,029	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	01/31/27	436,026
				1,960,635

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Diversified Financial Services – 1.5%
$2,084,892	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	10/01/25	$2,067,775
	Packaged Foods & Meats – 0.4%
126,036	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	126,352
324,897	Froneri International Limited, Facility B2 Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/31/27	311,147
110,965	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	110,687
				548,186
	Paper Packaging – 2.1%
437,306	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	435,977
2,379,017	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/23	2,328,058
				2,764,035
	Pharmaceuticals – 9.2%
725,011	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (c)	15.50%	04/16/21	701,448
3,378,467	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.18%	06/01/25	3,319,885
2,925,814	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	2,793,157
1,398,290	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	10/15/25	1,363,333
1,362,873	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	09/24/24	1,135,791
198,587	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	02/24/25	166,233
1,254,458	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	09/27/24	1,203,602
1,724,913	Pharmaceutical Product Development, Inc. (PPDI/Jaguar), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	08/18/22	1,716,875
				12,400,324
	Publishing – 0.1%
176,365	Meredith Corp., Tranche B-3 Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	171,810
	Research & Consulting Services – 0.1%
139,381	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	10/31/26	136,245
56,179	Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	56,179
				192,424
	Restaurants – 0.2%
327,000	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	306,399
	Specialized Consumer Services – 2.3%
1,046,485	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.66%	08/04/25	1,054,009
434,755	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/24	427,282

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Consumer Services (Continued)
$1,563,683	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/23	$1,538,273
				3,019,564
	Systems Software – 6.4%
2,440,353	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	09/19/24	2,415,950
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/13/25	236,486
1,764,545	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.92%	09/30/24	1,745,682
493,637	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	455,928
1,794,917	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	1,624,022
980,700	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.83%	02/28/27	951,279
600,007	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	03/15/26	577,507
623,946	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	07/02/25	592,331
				8,599,185
	Wireless Telecommunication Services – 0.9%
213,974	Frontier Communications Corp., Term Loan B-1, 3 Mo. LIBOR + 3.75%, 0.75% Floor (c)	5.35%	06/15/24	210,229
715	Frontier Communications Corp., Term Loan B-1, PRIME Rate + 2.75%, 0.75% Floor (c)	6.00%	06/15/24	703
941,164	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/01/27	944,185
				1,155,117
	Total Senior Floating-Rate Loan Interests			102,489,842
	(Cost $108,151,241)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 17.3%
	Airlines – 0.1%
176,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (d)	6.50%	06/20/27	182,600
	Application Software – 0.1%
86,000	BY Crown Parent LLC/BY Bond Finance, Inc. (d)	4.25%	01/31/26	89,466
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (d)	5.13%	06/01/25	155,969
	Broadcasting – 5.3%
250,000	Cumulus Media Holdings, Inc. (d)	6.75%	07/01/26	227,379
160,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (d)	5.38%	08/15/26	123,598
1,986,000	Gray Television, Inc. (d)	5.13%	10/15/24	2,045,371
500,000	Gray Television, Inc. (d)	7.00%	05/15/27	547,575
625,000	iHeartCommunications, Inc. (d)	4.75%	01/15/28	621,556
2,000,000	Nexstar Broadcasting, Inc. (d)	5.63%	08/01/24	2,060,210
1,417,000	Sinclair Television Group, Inc. (d)	5.63%	08/01/24	1,436,633
				7,062,322

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming – 0.4%
$422,000	Colt Merger Sub, Inc. (d)	6.25%	07/01/25	$440,771
190,000	Golden Nugget, Inc. (d)	6.75%	10/15/24	131,812
				572,583
	Coal & Consumable Fuels – 0.2%
500,000	Peabody Energy Corp. (d)	6.00%	03/31/22	329,062
	Food Retail – 0.3%
415,000	Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s, LLC (d)	3.50%	02/15/23	424,752
	Health Care Facilities – 2.9%
1,939,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,091,696
815,000	Tenet Healthcare Corp.	6.75%	06/15/23	860,640
695,000	Tenet Healthcare Corp. (d)	4.63%	09/01/24	711,291
173,000	Tenet Healthcare Corp. (d)	4.63%	06/15/28	182,346
				3,845,973
	Health Care Services – 0.9%
487,000	DaVita, Inc.	5.00%	05/01/25	500,879
752,000	MEDNAX, Inc. (d)	5.25%	12/01/23	763,359
				1,264,238
	Health Care Technology – 1.0%
1,325,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (d)	5.75%	03/01/25	1,356,469
	Insurance Brokers – 0.6%
227,000	AmWINS Group, Inc. (d)	7.75%	07/01/26	250,792
462,000	HUB International Ltd. (d)	7.00%	05/01/26	491,570
				742,362
	Integrated Telecommunication Services – 0.3%
325,000	Zayo Group Holdings, Inc. (d)	6.13%	03/01/28	336,121
	Managed Health Care – 1.0%
574,000	MPH Acquisition Holdings LLC (d)	7.13%	06/01/24	589,785
672,000	Polaris Intermediate Corp. (d) (e)	8.50%	12/01/22	684,600
				1,274,385
	Movies & Entertainment – 0.1%
137,000	Cinemark USA, Inc.	4.88%	06/01/23	116,793
43,000	Live Nation Entertainment, Inc. (d)	6.50%	05/15/27	46,280
				163,073
	Oil & Gas Exploration & Production – 0.0%
625,000	Mesquite Energy, Inc. (c) (f) (g)	6.13%	01/15/23	6,250
	Packaged Foods & Meats – 0.2%
214,000	B&G Foods, Inc.	5.25%	04/01/25	223,872
	Paper Packaging – 0.6%
348,000	GPC Merger Sub, Inc. (d)	7.13%	08/15/28	362,572
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (d)	7.00%	07/15/24	406,980
				769,552

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Services – 0.2%
$270,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	$291,966
	Restaurants – 0.2%
257,000	IRB Holding Corp. (d)	7.00%	06/15/25	280,566
	Systems Software – 1.8%
2,244,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	2,412,300
	Technology Hardware, Storage & Peripherals – 1.0%
1,360,000	Dell International, LLC/EMC Corp. (d)	5.88%	06/15/21	1,363,400
	Total Corporate Bonds and Notes			23,147,281
	(Cost $23,011,763)
FOREIGN CORPORATE BONDS AND NOTES – 1.0%
	Building Products – 0.4%
100,000	Cemex S.A.B. de C.V. (d)	7.75%	04/16/26	106,019
329,000	Cemex S.A.B. de C.V. (d)	7.38%	06/05/27	351,573
100,000	Cemex S.A.B. de C.V. (d)	5.45%	11/19/29	97,015
				554,607
	Integrated Telecommunication Services – 0.2%
173,000	Altice France S.A. (d)	7.38%	05/01/26	184,712
	Other Diversified Financial Services – 0.1%
133,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.50%	09/15/23	135,356
	Pharmaceuticals – 0.1%
91,000	Bausch Health Cos., Inc. (d)	5.88%	05/15/23	91,071
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (d)	5.63%	10/15/23	41,250
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (d)	5.50%	04/15/25	44,531
				176,852
	Real Estate Services – 0.2%
196,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (d)	5.88%	04/15/23	207,494
	Total Foreign Corporate Bonds and Notes			1,259,021
	(Cost $1,600,750)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (h)	1,674
	Electric Utilities – 0.2%
14,134	Vistra Energy Corp.	263,741
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (h) (i)	36,519
	Total Common Stocks	301,934
	(Cost $377,489)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (g) (h)	15,371
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (g) (h) (j) (k)	0

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
RIGHTS (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust (g) (h) (j) (k)	0
		0
	Total Rights	15,371
	(Cost $23,096)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/20/23 (g) (h)	372
	(Cost $1,240)
MONEY MARKET FUNDS – 8.9%
11,914,024	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.04% (l)	11,914,024
	(Cost $11,914,024)
	Total Investments – 103.8%	139,127,845
	(Cost $145,079,603) (m)
	Net Other Assets and Liabilities – (3.8)%	(5,041,328)
	Net Assets – 100.0%	$134,086,517

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This issuer has filed for protection in bankruptcy court.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $20,178,850 or 15.0% of net assets.
(e)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2019 to July 31, 2020), this security paid all of its interest in cash.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $36,519 or 0.0% of net assets.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs.
(l)	Rate shown reflects yield as of July 31, 2020.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,346,720 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,298,478. The net unrealized depreciation was $5,951,758.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 102,489,842	$ —	$ 102,489,842	$ —
Corporate Bonds and Notes*	23,147,281	—	23,147,281	—
Foreign Corporate Bonds and Notes*	1,259,021	—	1,259,021	—
Common Stocks:
Oil & Gas Exploration & Production	36,519	—	36,519	—
Other industry categories*	265,415	265,415	—	—
Rights:
Electric Utilities	15,371	—	15,371	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	372	—
Money Market Funds	11,914,024	11,914,024	—	—
Total Investments	$ 139,127,845	$ 12,179,439	$ 126,948,406	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.